Equity Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Equity Transactions

Note 7 - Equity Transactions

Common Stock Issuance

In February 2020, the Company issued LilyCon Investments $35,000 in shares of the Company’s common stock at a weighted average share price of $0.32 per share for a total of 109,375 shares per the terms of the consulting agreement executed in February 2019.

On April 23, 2020, Horne Management, LLC agreed to convert the related notes plus accrued interest into (i) 4,368,278 shares of common stock of the Company and (ii) a ten-year warrant to purchase up to an equivalent number of shares of the Company’s common stock with such conversion to be effective as of April 17, 2020. This warrant will have an exercise price equal to the price per share at which securities were offered to investors for purchase at the Qualified Financing, which was $0.014, and is exercisable beginning on the day immediately following the closing of the Rights Offering, which occurred on September 11, 2020.

On July 28, 2020, the Company issued an aggregate of 17,893,076 shares of its common stock upon the conversion of all of its issued and outstanding Series B and Series D Preferred Stock (the “Preferred Stock”) and accumulated dividends. The Preferred Stock was converted pursuant to a mandatory conversion triggered by the majority holder of the Series D Preferred Stock as set forth in the Certificate of Designations for the Series D Preferred Stock.

On July 29, 2020, the Company filed its Second Amended and Restated Certificate of Incorporation (the “Amended COI”). The Amended COI provides for the issuance of up to 1,600,000,000 shares of Common Stock and 1,000,000,000 shares of Preferred Stock, of which 800,000,000 shares are designated as Series A Preferred Stock and eliminates the previously authorized classes of preferred stock. The Amended COI also delineates the rights of the Series A Preferred Stock.

Series A Preferred Stock

On September 11, 2020, the registered Rights Offering (Registration No. 333-239629) of the Company expired. Pursuant to the Rights Offering, on September 24, 2020, the Company issued (i) 15,235,381 shares of its Series A preferred stock at a price of $0.014 per share to holders of its common stock who validly exercised their subscription rights prior to the expiration time and (ii) 203,049,643 shares of its Series A preferred stock to the standby purchasers as part of the standby commitment. The Rights Offering, including the standby component, resulted in gross proceeds to the Company of $3,055,985.

Additionally, on September 24, 2020, the Company issued an aggregate of 323,844,416 shares of its Series A Preferred Stock to the holders of outstanding promissory notes, issued in April 2020, in the aggregate principal amount and accrued interest of $4,483,617. The notes were converted pursuant to a mandatory conversion triggered by the completion of the Rights Offering (for further discussion, see Note 9 - “Equity Transactions” to the consolidated financial statements in the Company’s 2020 Annual Report on Form 10-K).

During the three and nine months ended September 30, 2021, 4,431,530 and 22,235,055 shares of Series A Preferred Stock were converted to Common Stock at the request of certain Series A Preferred Shareholders.

Voting Rights

Holders of Series A Preferred Stock (“Series A Holders”) have the right to receive notice of any meeting of holders of common stock and to vote upon any matter submitted to a vote of the holders of common stock. Each Series A Holder shall vote on each matter on an as converted basis submitted to them with the holders of common stock.

Conversion

Series A Preferred Stock converts to common stock at a 1:1 ratio immediately upon request of the Series A Holder.

Liquidation

Series A Preferred Stock does not have preferential treatment over common stock shareholders if the Company liquidates or dissolves.

Share-Based Compensation

The Company utilizes the Black-Scholes valuation method to recognize share-based compensation expense over the vesting period. The expected life represents the period that the stock-based compensation awards are expected to be outstanding.

Stock Option Activity

On April 1, 2021, the Board of Directors of the Company approved and granted to certain directors and officers of the Company an aggregate of 54,750,000 stock options of which 4,750,000 were immediately vested on the date of grant. Each option granted has an exercise price of $0.07 per share and an expiration date of ten years from the date of grant. These options are not included in the Company’s current stock option plan as they were granted outside of the plan.

The Board of Directors decided not to renew the former CEO’s (Robert Greif) employment contract; therefore, the unvested shares were forfeited resulting in a reduction of share-based compensation of approximately $205,000 for the period ending September 30, 2021 that was recognized during the period ending June 30, 2021.

For the nine months ended September 30, 2020, all outstanding stock options were fully vested, and related compensation expense recognized. For the nine months ended September 30, 2021, 29,635,000 options were outstanding and 14,801,667 were vested. For the three and nine months ended September 30, 2021 the Company recognized approximately $162,000 and $1,024,000 in stock-based compensation expense, respectively. The Company has approximately $574,000 of unrecognized compensation costs related to non-vested stock options, which is expected to be recognized over a weighted average period of approximately 3.12 years.

Inputs used in the valuation models are as follows:

2021 Grants
Option value	$0.054	to	0.056
Risk Free Rate	0.90%	to	1.37%
Expected Dividend- yield	-	to	-
Expected Volatility	173.99%	to	176.04%
Expected term (years)	5	to	7

The following is a summary of stock option activity for the nine months ended September 30, 2020 and 2021:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding at December 31, 2019	425,000	$1.38	7.71
Granted	-	-	-
Expired/Cancelled	(15,000)	1.35	-
Outstanding and exercisable at September 30, 2020	410,000	$1.39	7.23

Outstanding at December 31, 2020	410,000	$1.39	6.72
Granted	54,750,000	0.07	9.50
Expired/Cancelled	(25,525,000)	0.07	-
Outstanding at September 30, 2021	29,635,000	$0.10	9.41

Exercisable at September 30, 2021	14,801,667	$0.10	9.41

The following is a summary of the Company’s non-vested shares for the nine months ended September 30, 2021:

	Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	-	-
Granted	54,750,000	0.03
Vested	(14,416,667)	0.05
Forfeited	(25,500,000)	0.07
Non-vested at September 30, 2021	14,833,333	0.11

Non-Controlling Interest

For the nine months ended September 30, 2021 and 2020, the Company consolidated the results for LI Dallas, LI Nashville, LI Pittsburgh, and LI Scottsdale as VIEs. The Company owns no portion of any of these four entities, however, the Company maintains control through their management role for each of the clinics, in accordance with each clinic’s respective management services agreement. Based on these agreements, the Company has the responsibility to run and make decisions on behalf of the clinics, except for medical care and procedures. Beginning in January 2018, the Company adopted the policy, for all of the VIEs, that the management fee charged by the Company would equal the amount of net income from each VIE on a monthly basis, bringing the amount of the net income to $0 each month for the VIEs. Due to this change in policy, there was no change in the non-controlling interest for the nine months ended September 30, 2021 or 2020 related to the net income (loss) as it was $0 each month through the management fee charged by the Company. The LI Dallas and LI Pittsburgh clinics did not reopen in 2020 after the temporary closure of all LI clinics due to COVID-19. These two clinics will remain permanently closed.

Net Loss Per Share

Basic loss per share is computed on the basis of the weighted average number of shares outstanding for the reporting period. Diluted loss per share is computed on the basis of the weighted average number of common shares plus dilutive potential common shares outstanding using the treasury stock method. Any potentially dilutive securities are antidilutive due to the Company’s net losses.

The Company excluded the following securities from the calculation of basic and diluted net loss per share as the effect would have been antidilutive:

	For the Nine Months Ended September 30,
	2021	2020
Warrants to purchase common stock (in the money)	385,033,082	367,515,043
Series A Preferred Stock convertible to common stock	515,874,354	542,129,440
Total	900,907,436	909,644,483

Excluded from the above table are 22,607,701 warrants and 29,635,000 stock options for the nine months ended September 30, 2021 as they are out of the money (exercise price greater than $0.04). Inclusion of such would be anti-dilutive.

Note 9 - Equity Transactions

For the consolidated statement of stockholders’ deficit as of January 1, 2019, the common stock, preferred stock and additional paid in capital reflect the accounting for the stock received by the RMS members as of the Merger as if it was received as of that date and the historical accumulated deficit of RMS. As of the closing of the Merger, before the contingent additional exchange shares impact from the sale of new securities, the stock received by RMS was 33,661 shares of Series C Preferred Stock, which was later converted into approximately 33,661,000 shares of common stock, with common stock par value of approximately $33,700 and additional paid-in capital of approximately $3,566,000. The historical accumulated deficit and non-controlling interest of RMS as of the closing was approximately $9,296,000 and $370,000, respectively.

Rights Offering

The Company established July 28, 2020 as the Record Date for purposes of establishing a date for the Company’s Rights Offering whereby each holder of the Company’s Common stock on the Record Date will be entitled to three subscription rights, each to purchase one share of Series A Preferred Stock.

As mentioned below, the Company entered into a standby purchase agreement with certain creditors who had previously purchased secured convertible notes and warrants, pursuant to which such creditors agreed (a) not to exercise any subscription rights they may receive as stockholders of the Company in the registered rights offering (described below) and (b) instead to purchase any Series A Preferred Stock corresponding to the unexercised rights in the rights offering up to an aggregate amount of approximately $2.8 million at the same subscription price. The amounts due under the standby purchase agreements became calculable and payable upon the expiration of the rights offering as set forth below.

On September 11, 2020, the registered rights offering (Registration No. 333-239629) of the Company expired. Pursuant to the Rights Offering, on September 24, 2020, the Company issued (i) 15,235,381 shares of its Series A Preferred Stock at a price of $0.014 per share to holders of its common stock who validly exercised their subscription rights prior to the expiration time and (ii) 203,049,643 shares of its Series A Preferred Stock to the standby purchasers as part of the standby commitment. A total of 218,285,024 shares of Series A Preferred Stock were issued during the Rights Offering. The Rights Offering, including the standby component, resulted in gross proceeds to the Company of $3,055,985 excluding issuance costs of approximately $320,000. While the Rights Offering expired on September 11, 2020, it was not consummated until September 24, 2020 while logistical closing conditions including the calculation and clearance of funds were being processed.

Common Stock Issuance

On January 8, 2019, the Company entered into a securities purchase agreement (the “SPA”) with four purchasers (the “Purchasers”) pursuant to which the four Purchasers invested in the Company an aggregate amount of $2,000,000, with $1,800,000 in cash and $200,000 by cancellation of debt as explained below, in exchange for forty units (the “Units”), each consisting of a convertible note (the “Convertible Note”) with the principal amount of $50,000 and a warrant (the “Warrant”) to purchase common stock (the “common stock”) of the Company at a purchase price of $0.75 per share. For further discussion of the SPA, refer to Note 9 - “Equity Transactions” to the consolidated financial statements in the Company’s 2019 Annual Report on Form 10-K is incorporated by reference herein.

The Company entered into other SPA’s with additional purchasers, which brought the aggregate amount of capital raised in all these offerings to $7,000,000, as of April 5, 2019, excluding the shares issued for conversion of short-term debt, discussed below.

As a result of the sales of new securities of at least $5,650,000, the Company issued an additional 17,264 Series C Preferred Stock to RMS members in accordance with the provisions of the APA in the first quarter of 2019. These shares automatically converted to 17,263,889 shares of common stock. All the Convertible Notes from the SPA, as well as the shares of Series C Preferred Stock issued to RMS members, were automatically converted into shares of common stock at closing on January 8, 2019.

In February 2019, 250,000 shares of common stock were issued pursuant to conversion of short-term debt and accrued interest.

In March 2019, the Company issued an aggregate of 130,085 shares of common stock at $0.40 per share for consulting fees in an amount equivalent to $52,033. In August 2019, the Company issued 150,000 shares of common stock to consultants in consideration of consulting services rendered to the Company. At the time of issuance, the fair market value of the shares was $0.29, and, as a result, $43,500 was expensed for the year ending December 31, 2019.

On April 25, 2019, the Company issued 4,225,634 shares of common stock valued at $0.40 per share to Mr. William E. Horne, the Company’s former CEO, in a restricted stock award which was 100% vested when issued. The Company recognized approximately $1,690,000 of compensation expense during the year ended December 31, 2019 related to the restricted stock award. This restricted stock award was issued pursuant to his employment agreement with the Company, which stated that this restricted stock award (as well as the incentive stock options issued in the quarter ended March 31, 2019) would be fully vested if not issued within fifteen days of the Merger. Neither award was issued within that time frame and both awards became fully vested when issued. The aggregate number of shares of common stock from these two awards is 4,475,634 and was calculated based on 7% of the Company’s issued and outstanding common stock as of the closing of the Merger.

During the year ended December 31, 2019, 715,279 shares were issued pursuant to conversions of 2,650 shares of Series B Convertible Preferred Stock and 50,367 shares for accrued dividends thereunder.

In conjunction with the Series D Preferred financing (See Note 14), the Company offered the Series B warrant holders the option to exchange their warrants on the basis of 1 warrant for 0.40 common shares. Warrant holders chose to exchange 1,007,813 warrants with a fair value of approximately $75,000 for 403,125 shares of common stock in 2019. The Series B Warrants were adjusted to fair value on the date of the exchange with the change in fair value being recorded in earnings. The fair value of the common stock issued was $73,000 which approximated the fair value of the Series B Warrants exchanged.

In February 2020, the Company issued LilyCon Investments $35,000 in shares of the Company’s common stock at a weighted average share price of $0.32 per share for a total of 109,375 shares per the terms of the consulting agreement executed in February 2019.

On April 23, 2020, Horne Management, LLC agreed to convert its notes plus accrued interest into (i) 4,368,278 shares of common stock of the Company and (ii) a ten-year warrant to purchase up to an equivalent number of shares of the Company’s common stock with such conversion to be effective as of April 17, 2020. This warrant will have an exercise price equal to the price per share at which securities were offered to investors for purchase at the Rights Offering, which was $0.014, and is exercisable beginning on the day immediately following the closing of the Rights Offering.

On July 28, 2020, the Company issued an aggregate of 17,893,076 shares of its common stock upon the conversion of all of its issued and outstanding Series B and Series D Convertible Preferred Stock. The Series B and D Convertible Preferred Stock was converted pursuant to a mandatory conversion triggered by the majority holder of the Series D Convertible Preferred Stock as set forth in the Certificate of Designations for the Series D Convertible Preferred Stock.

On July 29, 2020, the Company filed its Second Amended and Restated Certificate of Incorporation (the “Amended COI”). The Amended COI provides for the issuance of up 1,600,000,000 shares of Common Stock and 1,000,000,000 shares of Preferred Stock, of which 800,000,000 shares are designated as Series A Preferred Stock and eliminates the previously authorized classes of preferred stock. The Amended COI also delineates the rights of the Series A Preferred Stock.

On September 11, 2020, 1,000,000 warrants were converted to common stock upon the closing of the Rights Offering for a certain warrant holder.

For the year ended December 31, 2020, 4,020,031 Series A Preferred Stock were converted to common stock at the request of certain Rights Offering participants.

Series A Preferred Stock

On September 11, 2020, the registered Rights Offering (Registration No. 333-239629) of the Company expired. Pursuant to the Rights Offering, on September 24, 2020, the Company issued (i) 15,235,381 shares of its Series A preferred stock at a price of $0.014 per share to holders of its common stock who validly exercised their subscription rights prior to the expiration time and (ii) 203,049,643 shares of its Series A preferred stock to the standby purchasers as part of the standby commitment. The rights offering, including the standby component, resulted in gross proceeds to the Company of $3,055,985. While the rights offering expired on September 11, 2020, it was not consummated until September 24, 2020 while logistical closing conditions including the calculation and clearance of funds were being processed.

Additionally, on September 24, 2020, the Company issued an aggregate of 323,844,416 shares of its Series A Preferred Stock to the holders of outstanding promissory notes, issued in April 2020, in the aggregate principal amount and accrued interest of $4,483,617. Included in this issuance, FWHC was issued 123,031,819 shares of Preferred A for conversion of the outstanding promissory notes from April 2020, 75,162,429 shares of Preferred A Stock for conversion of the April Secured Note and 35,860,079 shares of Preferred A Stock for conversion of the Hawes Notes (see Note 11). The notes were converted pursuant to a mandatory conversion triggered by the completion of the rights offering. Such shares were issued under an exemption from registration in reliance on Section 3(a)(9) of the Securities Act. The original notes were issued in reliance on Section 4(a)(2) of the Securities Act.

Voting Rights

Holders of Series A Preferred Stock (“Series A Holders”) have the right to receive notice of any meeting of holders of common stock or Series A Preferred Stock and to vote upon any matter submitted to a vote of the holders of common stock or Series A Preferred Stock. Each Series A Holder shall vote on each matter submitted to them with the holders of common stock.

Conversion

Series A Preferred Stock converts to common stock at a 1:1 ratio immediately upon request of the Series A Holder.

Liquidation

Series A Preferred Stock does not have preferential treatment over common stock shareholders if the Company liquidates or dissolves.

Series B Convertible Preferred Stock

Voting Rights

Holders of Series B Convertible Preferred Stock (“Series B Holders”) have the right to receive notice of any meeting of holders of common stock or Series B Preferred Stock and to vote upon any matter submitted to a vote of the holders of common stock or Series B Preferred Stock. Each Series B Holder shall vote on each matter submitted to them with the holders of common stock.

Liquidation

Upon the liquidation or dissolution of the business of the Company, whether voluntary or involuntary, each Series B Holder shall be entitled to receive, for each share thereof, out of assets of the Company legally available therefore, a preferential amount in cash equal to the stated value plus all accrued and unpaid dividends. All preferential amounts to be paid to the Series B Holders in connection with such liquidation, dissolution or winding up shall be paid before the payment or setting apart for payment of any amount for, or the distribution of any assets of the Company to the holders of the Company’s common stock but after the Series D Holders receive their respective liquidation value. The Company accrues these dividends as they are earned each period.

On January 8, 2019, the Company completed the issuance of Convertible Notes with a conversion price of $0.40. As a result, the exercise price on all of the warrants issued with the Series B Convertible Preferred Stock was adjusted downward to $0.36.

In the first quarter of 2019, the Company recognized a beneficial conversion feature related to the Series B Preferred Stock of approximately $33,000, which was credited to additional paid-in capital, and reduced the income available to common shareholders. Since the Series B Preferred Stock can immediately be converted by the holder, the beneficial conversion feature was immediately accreted and recognized as a deemed dividend to the preferred shareholders.

Series B and Series D Convertible Preferred Stock Conversions and Repurchase

During the year ended December 31, 2019, 9,250 shares of Series B Convertible Preferred Stock, par value $0.001, and accrued dividends were assumed with the Merger and an aggregate of 2,650 shares of Series B Convertible Preferred Stock, and accrued dividends, were subsequently converted into an aggregate of 715,279 shares of the Company’s common stock.

On July 28, 2020, the Company issued an aggregate of 17,893,076 shares of its common stock upon the conversion of all of its issued and outstanding Series B and Series D Convertible Preferred Stock (the “Preferred Stock”). The Preferred Stock was converted pursuant to a mandatory conversion triggered by the majority holder of the Series D Convertible Preferred Stock as set forth in the Certificate of Designations for the Series D Convertible Preferred Stock. As of December 31, 2020, the Company does not have any Series B or Series D Convertible Preferred Stock outstanding.

Debt Conversion

Convertible Notes and Promissory Note to Related Party

The $750,000 convertible notes payable assumed in the Merger had a fair value of approximately $598,000 on the acquisition date. Subsequently, on February 6, 2019, $100,000 of the outstanding Convertible Notes was converted into an aggregate of 250,000 shares of common stock, eliminating $100,000 of the Company’s debt obligation. The debt was converted into shares of common stock at $0.40 per share, in accordance with the SPA (see Note 11).

On September 24, 2020, the Company issued an aggregate of 323,844,416 shares of its Series A Preferred Stock to the holders of outstanding promissory notes, issued in April 2020, in the aggregate principal amount and accrued interest of $4,483,617. Included in this issuance, FWHC was issued 123,031,819 shares of Preferred A for conversion of the outstanding promissory notes from April 2020, 75,162,429 shares of Preferred A Stock for conversion of the April Secured Note and 35,860,079 shares of Preferred A Stock for conversion of the Hawes Notes (see Note 11). The notes were converted pursuant to a mandatory conversion triggered by the completion of the Rights Offering.

Stock-Based Compensation Plan

The Company utilizes the Black-Scholes valuation method to recognize stock-based compensation expense over the vesting period. The expected life represents the period that the stock-based compensation awards are expected to be outstanding.

Stock Option Activity

For the years ended December 31, 2020 and 2019, the Company recognized approximately $1,000 and $95,000 of stock option expense, respectively. The expense for the year ended December 31, 2019 is primarily related to an option to purchase 250,000 shares of the Company’s common stock that was issued to the Company’s former CEO, William E. Horne, pursuant to his employment agreement. These options were immediately vested upon issuance.

As of December 31, 2020, all outstanding stock options were fully vested, and related compensation expense recognized.

The following is a summary of stock option activity for the years ending December 31, 2020 and 2019:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding at December 31, 2018	—	—	—
Assumed with the RMS merger transaction	557,282	$2.78	6.06
Granted	250,000	0.40	9.02
Expired/Cancelled	(382,282)	2.86	—
Outstanding at December 31, 2019	425,000	$1.38	7.71
Granted	—	—	—
Expired/Cancelled	(15,000)	1.35	—
Outstanding and exercisable at December 31, 2020	410,000	$1.39	6.72

Non-Controlling Interest

For the years ended December 31, 2020 and 2019, the Company consolidated the results for LI Dallas, LI Nashville, LI Pittsburgh and LI Scottsdale as VIEs. The Company owns no portion of any of these four entities which own their respective clinics; however, the Company maintains control through their management role for each of the clinics, in accordance with each clinic’s respective management agreement. Based on these agreements, the Company has the responsibility to oversee and make decisions on behalf of the clinics, except for medical care and procedures. Beginning in January 2018, the Company adopted the policy for all of the VIEs that the management fee charged by the Company would equal the amount of net income from each VIE on a monthly basis, bringing the amount of the net income each month for each VIE to a net of zero. Due to this policy, there was no change in the non-controlling interest for the years ended December 31, 2020 or 2019 related to the net income (loss) as it was $0 each month through the management fee charged by the Company.

Net Loss Per Share

Basic loss per share is computed on the basis of the weighted average number of shares outstanding for the reporting period. Diluted loss per share is computed on the basis of the weighted average number of common shares plus dilutive potential common shares outstanding using the treasury stock method. Any potentially dilutive securities are antidilutive due to the Company’s net losses.

As of December 31, 2020, the Company had 538,109,409 shares outstanding of Series A Preferred Stock which converts on a 1:1 ratio to common stock and would be considered dilutive upon conversion. There is no difference between the basic and diluted net loss per share when including 23,937,765 warrants (exercise price of $0.016 and higher) and 410,000 common stock options that are outstanding as they are considered anti-dilutive and excluded for the year ended December 31, 2020 due to the net loss. This does not consider 387,126,145 warrants outstanding at December 31, 2020 as their exercise price is below the current stock price. For the year ended December 31, 2019, there was no difference between the basic and diluted net loss per share: 44,806,076 warrants and 425,000 common stock options outstanding were considered anti-dilutive and were excluded.